Condensed Statement of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 4,368,352	$ (4,832,201)
Adjustments to reconcile net income to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Change in fair value of derivative warrant liabilities	(7,830,210)	3,758,500
Transaction costs—derivative warrant liabilities		946,010
Changes in operating assets and liabilities:
Prepaid expenses	69,085	(831,645)
Accounts payable	823,158	578,902
Accrued expenses	1,880,514	53,590
Net cash used in operating activities	(689,101)	(301,844)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(373,750,000)
Net cash used in investing activities		(373,750,000)
Cash Flows from Financing Activities:
Proceeds received from note payable to related party		127,850
Repayment of note payable to related party		(127,850)
Proceeds received from initial public offering, gross		373,750,000
Proceeds received from private placement		9,475,000
Reimbursement from underwriters		2,990,000
Offering costs paid	(365,234)	(9,897,107)
Net cash used in financing activities	(365,234)	376,317,893
Net change in cash	(1,054,335)	2,266,049
Cash - beginning of the period	2,266,049	0
Cash - end of the period	1,211,714	2,266,049
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	266,102	435,234
Deferred underwriting commissions		13,081,250
Initial value of Class A ordinary shares subject to possible redemption		333,685,710
Change in initial value of Class A ordinary shares subject to possible redemption	$ 4,102,250	(3,236,130)
Initial measurement of derivative warrants issued in connection with the initial public offering accounted for as liabilities		$ 23,490,630